Share-Based Compensation - Schedule of Share Options Activity (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Schedule of Share Options Activity [Abstract]
Number of shares, Outstanding (in Shares)	3,945,354	10,369,772	10,387,522
Weighted average exercise price, Outstanding	$ 2.58	$ 0.35	$ 0.35
Weighted average remaining contractual term, Outstanding	3 years 5 months 12 days	8 years 3 days	8 years 11 months 12 days
Aggregate intrinsic value, Outstanding (in Dollars)	$ 124,000	$ 70.00	$ 90.00
Weighted average fair value, Outstanding	$ 2.06	$ 0.12	$ 0.12
Number of shares, Exercisable (in Shares)
Weighted average exercise price, Exercisable
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average fair value, Exercisable
Number of shares, Granted (in Shares)			9,511,720
Weighted average exercise price, Granted			$ 0.23
Aggregate intrinsic value, Granted (in Dollars)
Weighted average fair value, Granted			$ 0.01
Number of shares, Exercised (in Shares)			(37,741)
Weighted average exercise price, Exercised			$ 0.1
Aggregate intrinsic value, Exercised (in Dollars)
Weighted average fair value, Exercised			$ 0.17
Number of shares, Forfeited (in Shares)		(17,750)	(3,031,811)
Weighted average exercise price, Forfeited		$ 1.12	$ 3.4
Aggregate intrinsic value, Forfeited (in Dollars)
Weighted average fair value, Forfeited		$ 0.8	$ 3.44